Capital Management - Summary of Authorized Shares, Issued and Fully Paid-up Shares (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 07, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized		1,500,000,000	1,500,000,000
Number of shares issued and fully paid		296,029,870	295,028,441
Share Capital, Beginning balance		295,028,441	268,598,000
i) Issue of common shares at USD 0.002		1,136,375	19,906,000
iii) Issue of common shares at the IPO			4,411,765
iv) Warrant excercise	2,112,676		2,112,676
v) Repurchase of shares		(134,946)
Share Capital, Ending balance		296,029,870	295,028,441
Authorized shares, Amount		$ 3,000	$ 3,000
Issued and fully paid up shares, Amount		592	590
Share Capital, Beginning balance		590	602
Share Premium, Beginning balance		157,151
i) Issue of common shares at USD 0.002		2	45
ii) Par value change			(70)
iii) Issue of common shares at the IPO			9
iv) Warrant exercise			4
Share Capital, Ending balance		592	590
Share Premium, Ending balance		$ 164,307	$ 157,151
Class A Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized		1,000,000,000	1,000,000,000
Number of shares issued and fully paid		161,975,678	160,974,249
v) Repurchase of shares		134,946
Authorized shares, Amount		$ 2,000	$ 2,000
Issued and fully paid up shares, Amount		$ 324	$ 298
Class B Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized		250,000,000	250,000,000
Number of shares issued and fully paid		134,054,192	134,054,192
Authorized shares, Amount		$ 500	$ 500
Issued and fully paid up shares, Amount		$ 268	$ 292
Undesignated Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized		250,000,000	250,000,000
Authorized shares, Amount		$ 500	$ 500
Share Premium
Disclosure Of Classes Of Share Capital [Line Items]
Share Premium, Beginning balance		157,151	0
i) Issue of common shares at USD 0.002		9,177	70,111
ii) Par value change			70
iii) Issue of common shares at the IPO			86,441
iv) Warrant exercise			529
v) Repurchase of shares		(2,021)
Share Premium, Ending balance		$ 164,307	$ 157,151